Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Summary Of Accounts Receivable And The Related Bad Debt Provision
Accounts receivable and the related bad debt provision as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Trade r eceivable	32,852	18,439
Less: allowance for expected credit losses	(3,713)	(5,424)

Total accounts receivable, net	29,139	13,015

Summary Of Movement Of Bad Debt Provision For Accounts Receivable
Movement of bad debt provision for accounts receivable is as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	(62,087)	(63,173)	(3,713)
(Provisions) reversal for expected credit losses	(7,504)	5,213	(2,054)
Write-off	6,418	54,247	343

Balance at end of year	(63,173)	(3,713)	(5,424)